Interest payable	12 Months Ended
Dec. 31, 2019
22. Interest payable
	As at December 31,
	2018	2019
	RMB’000	RMB’000

Interest payable to third parties	3,234	14,510
Interest payable to related parties(1)	1,662	127
Interest payable to shareholders(2)	243	3,086
Total	5,139	17,723

(1) See Note 27 of Notes to the Consolidated Financial Statements, sub-sections 3.1 and 3.2 of Section 3. Loans payable to related parties for detailed disclosure.

(2) See Note 27 of Notes to the Consolidated Financial Statements, sub-section 4.1 and 4.4 of Section 4. Loans payable to shareholders for detailed disclosure.